Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Changes in the Carrying Amount of Goodwill by Segment

Changes in the carrying amount of goodwill by segment for the years ended December 31, 2012 and 2011 were as follows:

(millions)	Total	Services	Technology
Balance at December 31, 2010	$197.9	$86.9	$111.0
Transferred to assets held for sale	(1.3)	–	(1.3)
Translation adjustments	(4.1)	(2.7)	(1.4)
Balance at December 31, 2011	192.5	84.2	108.3
Translation adjustments	(.2)	(.6)	.4
Balance at December 31, 2012	$192.3	$83.6	$108.7